Total
Fidelity Advisor ® Floating Rate High Income Fund
Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Fidelity Advisor Floating Rate High Income Fund		Class A	Class M	Class C	Class I	Class Z
Management fee	[1],[2]	0.69%	0.68%	0.69%	0.68%	0.59%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none	none
Other expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired fund fees and expenses	[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual operating expenses	[3]	1.04%	1.03%	1.79%	0.78%	0.69%
[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.15% for Class M, 0.16% for Class C, 0.15% for Class I, and 0.06% for Class Z was previously charged under the services agreements.
[3]	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.96%, 0.95%, 1.71%, 0.70% and 0.61% for Class A, Class M, Class C, Class I and Class Z, respectively.

Expense Example - Fidelity Advisor Floating Rate High Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, No Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 10 Years
Class A	502	502	718	718	951	951	1,620	1,620
Class M	501	501	715	715	946	946	1,609	1,609
Class C	282	182	563	563	970	970	1,908	1,908
Class I	80	80	249	249	433	433	966	966
Class Z	70	70	221	221	384	384	859	859